Reconciliation of Historical Net Income to Unaudited Pro Forma Net Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Net Income Loss Per Common Share [Line Items]
Net loss attributable to common shareholders	$ 1,539	$ (5,325)	$ (45,378)	$ 56	$ (813)
Dividend paid to preferred shareholders			62,504	0	0
Interest expense on new term loan facility, net of tax			(324)
Amortization of deferred financing fees related to new term loan facility, net of tax			(65)
Unaudited pro forma net income			16,737
Unaudited pro forma net income attributable to participating securities			(384)
Unaudited pro forma net income attributable to common shareholders			$ 16,353